                        November 29, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Investment Funds

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

                        File No.  811-04813

Gentlemen,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended September 30, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6867.

                                                                                                Very truly yours,

                                                                                                /s/  Denise Negron

                                                                                                Denise Negron

                                                                                                Paralegal

DN/

Enclosures